UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:             Roumell Asset Management, LLC
     Address:          2 Wisconsin Circle
                       Suite 660
                       Chevy Chase, MD 20815
     13F File Number:  028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  James Roumell
Title:                 President/Chief Compliance Officer
Phone:                 301-656-8500
Signature,             Place,                       and Date of Signing:
James Roumell          Chevy Chase, Maryland        February 14, 2007

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      35
Form 13F Information Table Value Total:      $189877

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
			  	TITLE		         VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      CUSIP	(x$1000)PRN AMT	PRN CALL DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- -----------	-------	-------	--- ---- -------- -----	------	------	------
AMERICAN STRATEGIC INC		COM	    030098107	1131	102975  SH	SOLE			102975
ANSWERTHINK INC			COM	    036916104	3002	974650	SH	SOLE			974650
APOLLO GROUP INC		CL A	    037604105	6414	164600  SH	SOLE			164600
BERKSHIRE HATHAWAY INC		CL B	    084670207	11629	3172	SH	SOLE			3172
BOIS D ARC ENERGY INC		COM	    09738U103	1114	76150	SH	SOLE			76150
CAPITAL SOUTHWEST CO    	COM	    140501107	15384	121863  SH	SOLE			121863
CATAPULT COMMUNICATIONS CORP	COM	    149016107	2896	322500	SH	SOLE			322500
COMSTOCK RES INCORP     	COM NEW	    205768203	3929	126508  SH	SOLE			126508
CONCORD CAMERA CORP		COM NEW	    206156200	828	183953  SH	SOLE			183953
EMS TECHNOLOGIES INC		COM	    26873N108	2236	111650  SH	SOLE			111650
ENCORE WIRE CORP		COM	    292562105	4571	207700	SH	SOLE			207700
ENTRUST INCORPORATED    	COM	    293848107	5062	1185500	SH	SOLE			1185500
FIRST ADVANTAGE CORP		CL A	    31845F100	4537	197600	SH	SOLE			197600
FRANKLIN UNVL TRSH BEN		SH BEN INT  355145103	1703	241788	SH	SOLE			241788
GLENAYRE TECHNOLOGIES 		COM	    377899109	8048	3143558	SH	SOLE			3143558
INFOCUS CORP			COM	    45665B106	4301	1610785	SH	SOLE			1610785
INTEL CORPORATION       	COM	    458140100	8176	404119	SH	SOLE			404119
KITE RLTY GROUP TR REIT 	COM	    49803T102	4430	237925  SH	SOLE			237925
KVH INDUSTRIES INC		COM	    482738101	961	90550	SH	SOLE			90550
O CHARLEYS INCORPORA    	COM	    670823103	124	7750    SH	SOLE			7750
PIONEER DRILLING CO	   	COM	    723655106	6514	490500  SH	SOLE			490500
PMI GROUP INC           	COM	    69344M101	8888    188430  SH	SOLE			188430
PREMIERE GLOBAL SVCS INC	COM	    740585104	5570	590000	SH	SOLE			590000
PUTNAM HIGH YIELD MUN   	SH BEN INT  746781103	9098    1254949 SH	SOLE			1254949
PUTNAM TAX FREE HEALTH  	SH BEN INT  746920107	3742    284133  SH	SOLE			284133
QAD INCORPORATED        	COM	    74727D108	7281    867878  SH	SOLE			867878
RAM HOLDINGS LTD		SHS	    G7496G103	1796	125700	SH	SOLE			125700
SELIGMAN QUALITY MUN FD 	COM	    816343107	1976	144000  SH	SOLE			144000
SPECTRALINK CORPORATION 	COM	    847580107	6498    755588  SH	SOLE			755588
SUPERIOR INDUSTRIES INT		COM	    868168105	4840    251163  SH	SOLE			251163
TECUMSEH PRODS CO		CL A	    878895200	6941	410700	SH	SOLE			410700
TEJON RANCH CO DEL		COM	    879080109	18842   337428  SH	SOLE			337428
TOPPS CO			COM	    890786106	4396    493976  SH	SOLE			493976
TRIQUENT SEMICONDUCTOR INC	COM	    89674K103	1046	232500	SH	SOLE			232500
WASHINGTON POST CO	    	CL B	    939640108	11972   16057   SH	SOLE			16057